Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,469,000.00
Previously Paid Amount	0.00
Total Fee Amount	479.07
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 479.07
Narrative - Max Aggregate Offering Price	$ 3,469,000.00
Final Prospectus	true